Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 40% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Vietnam Company Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Trims Pte. Ltd.	The Company is controlled by controlling shareholder of Guangdong Rongmian Accessories Technology Co., Ltd, and Wong Tze Ching is the director of the Company, and hold 49.00% stake in J-Long Trims Vietnam Co., Ltd.
Guanrong Technology (Shaoguan) Co., Ltd.	A company owned as to 20% by Mr. Edwin Wong

a.	Accounts receivable, net — related parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Guanrong Technology (Shaoguan) Co., Ltd.	—	16,022
J-Long Vietnam Company Limited	—	20,885
Subtotal	—	36,907
Less: allowance for credit loss	—	—
Total account receivable, net -related parties	—	36,907

b.	Due from related parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
J-Long Vietnam Company Limited	2,995	—
J-Long Group Ltd	1,639	1,639
Total due from related parties	4,634	1,639

The advance due from related parties were unsecured, interest free and without fixed terms of repayment.

c.	Accounts payable — related parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	1,785,191	1,787,430
New Sole (Shanghai) Technology Ltd	429,630	288,728
Jiaxing Newsole Reflective Material Co., Ltd.	123,346	—
Total account payable – related parties	2,338,167	2,076,158

d.	Loans from related parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
J-Long Trims Pte. Ltd.	200,000	438,248

The Company has two loans from a related party, each with an original term of 12 months. The first loan commenced in March 2025 and was extended for an additional 12 months during the year ended March 31, 2026. The second loan commenced in July 2025. The terms of the loans may be further extended by mutual written agreement of the parties. The loans bear interest at 4% per annum, with interest payable upon maturity. Interest expense for the years ended March 31, 2026 and 2025 was US$14,944 and US$504, respectively. Accrued interest payable as of March 31, 2026 and 2025 was US$15,341 and US$507, respectively.

e.	Prepaid expenses and other current assets, net

			As of March 31,
Name	Nature	Classification	2025	2026
			US$	US$
Guangdong Rongmian Accessories Technology Co., Ltd	Commission receivable	Prepayment, deposit and other receivable	46,854	60,524
Jiaxing Newsole Reflective Material Co., Ltd.	Other receivable	Prepayment, deposit and other receivable	—	168,921
Charm Vision Holdings Limited	Security deposit	Prepayment, deposit and other receivable	—	12,648
Everlink Enterprises Limited	Security deposit	Prepayment, deposit and other receivable	—	2,893
			46,854	244,986

f.	Due to related parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Mr. Danny Tze Ching Wong	—	134,059
J-Long Vietnam Company Limited	—	52,319
Total due to related parties	—	186,378

The advance due to related parties were unsecured, interest free and without fixed terms of repayment.

g.	Commission income from a related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	111,326	118,596

h.	Sales to a related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guanrong Technology (Shaoguan) Co., Ltd.	—	49,045
J-Long Vietnam Company Limited	—	52,177
Total	—	101,222

i.	Purchase from related parties

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	7,808,587	7,874,751
New Sole (Shanghai) Technology Ltd	2,198,891	3,028,986
Jiaxing Newsole Reflective Material Co., Ltd.	990,417	842,510
J-Long Vietnam Company Limited	66,110	17,175
Total	11,064,005	11,763,422

j.	Administrative service provided by related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
J-Long Vietnam Company Limited	128,539	111,705

k.	Other related party transactions

Mr. Danny Tze Ching Wong provide guarantee in connection with certain loans the Company borrowed (see Note 8).

l.	Operating lease with related party

During April 2022, the Company entered into four lease agreements with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD 216,831 and USD 216,831 for the year ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD 1,564, USD 2,812, USD 5,460 and USD 2,812 respectively. As of March 31, 2025 and 2026, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD 159,090 and USD 12,589 respectively, and the corresponding operating lease right-of-use assets of USD 155,058 and USD 11,927 respectively, for J-Long’s office and warehouse lease.

During January 2023, the Company entered into a lease agreement with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for the carpark. The lease term is two years. We paid aggregate rent related to carpark was USD 3,077 and USD 12,308 for the years ended March 31, 2023 and 2024, respectively. The leases agreement has been renewed during May 2024, the lease term is two years, and the monthly rent is USD 718. The lease has been early terminated in October 2025. As of March 31, 2025 and 2026, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD 9,031 and USD nil respectively, and the corresponding operating lease right-of-use assets of USD 8,801 and USD nil respectively, for carpark lease.

During October 2023, the Company entered into three lease agreements with Everlink Enterprises Limited, which is wholly owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse lease. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD 62,972 and USD 143,192 for the years ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD 5,460, USD 1,399 and USD 1,494 respectively. One of the lease has been early terminated in November 2025. As of March 31, 2025 and 2026, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD 105,063 and USD 2,879 respectively, and the corresponding operating lease right-of-use assets of USD 102,399 and USD 2,728 respectively, for J-Long’s office and warehouse lease.

m.	Rental income from related party

Mr. Danny Tze Ching Wong was living in one of the properties which was owned by the Company. For the years ended March 31, 2026 and 2025, the Company’s rental income from related party was approximately USD 64,103 and USD 64,103, respectively.